As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 96.9%
Banks: 2.3%
16,200	BB&T Corp.	$508,518
Capital Goods: 9.8%
4,550	Cummins, Inc.	526,936
10,400	Fastenal Co.	534,040
4,400	Roper Industries, Inc.	560,164
5,900	United Technologies Corp.	551,237
		2,172,377
Consumer Durables & Apparel: 2.5%
3,300	V.F. Corp.	553,575
Diversified Financials: 2.6%
32,000	The Charles Schwab Corp.	566,080
Energy: 6.9%
6,000	Exxon Mobil Corp.	540,660
7,100	National Oilwell Varco, Inc.	502,325
6,500	Schlumberger Ltd.	486,785
		1,529,770
Food, Beverage & Tobacco: 5.4%
13,500	The Coca Cola Co.	545,940
4,905	Kraft Foods, Inc. - Class A	252,755
13,200	Mondelez International, Inc.	404,052
		1,202,747
Health Care Equipment & Services: 4.9%
6,700	Edwards Lifesciences Corp. *	550,472
1,075	Intuitive Surgical, Inc. *	528,029
		1,078,501
Household & Personal Products: 4.3%
4,205	Colgate-Palmolive Co.	496,316
7,200	Estée Lauder Companies, Inc. - Class-A	461,016
		957,332
Insurance: 2.3%
6,100	The Travelers Companies, Inc.	513,559
Materials: 9.6%
6,400	Johnson & Johnson	521,792
5,500	Monsanto Co.	580,965
4,500	Praxair, Inc.	501,930
2,700	Precision Castparts Corp.	511,974
		2,116,661
Media: 2.4%
12,800	Comcast Corp.	537,728

Pharmaceuticals, Biotechnology & Life Sciences: 5.2%
5,100	Allergan, Inc.	569,313
4,800	Perrigo Co.	569,904
		1,139,217
Retailing: 7.5%
8,000	Bed Bath & Beyond, Inc. *	515,360
11,800	Dollar Tree, Inc. *	571,474
12,000	The TJX Companies, Inc.	561,000
		1,647,834
Software & Services: 17.0%
7,000	Accenture PLC	531,790
13,240	Adobe Systems, Inc. *	576,072
7,500	Citrix Systems, Inc. *	541,200
9,500	eBay, Inc. *	515,090
700	Google, Inc. *	555,821
2,600	International Business Machines Corp.	554,580
17,600	Microsoft Corp.	503,536
		3,778,089
Technology Hardware & Equipment: 7.1%
1,365	Apple, Inc.	604,190
19,500	EMC Corp. *	465,855
7,573	QUALCOMM, Inc.	507,012
		1,577,057
Telecommunication Services: 2.4%
6,800	American Tower Corp.	523,056
Transportation: 4.7%
5,046	Canadian National Railway Co.	506,114
6,150	United Parcel Service, Inc.	528,285
		1,034,399
TOTAL COMMON STOCKS
(Cost $17,243,375)		21,436,500
SHORT-TERM INVESTMENT: 2.9%
Money Market Fund: 2.9%
640,004	Invesco Short-Term Prime Portfolio - Institutional Class, 0.090%(a)	640,004
TOTAL SHORT-TERM INVESTMENT
(Cost $640,004)		640,004
TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $17,883,379)		22,076,504
Other Assets in Excess of Liabilities: 0.2%		36,176
TOTAL NET ASSETS: 100.0%		$22,112,680

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$17,883,379
Gross unrealized appreciation	4,209,117
Gross unrealized depreciation	(15,992)
Net unrealized appreciation	$4,193,125

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Congress Large Cap Growth Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

 • Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013.  See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,436,500	$-	$-	$21,436,500
Short-Term Investment	640,004	-	-	640,004
Total Investments in Securities	$22,076,504	$-	$-	$22,076,504

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 96.2%
Banks: 6.9%
3,100	BB&T Corp.	$97,309
10,225	People's United Financial Inc.	137,424
		234,733
Capital Goods: 8.0%
3,750	Fortune Brands Home & Security, Inc. *	140,363
2,250	Joy Global, Inc.	133,920
		274,283
Commercial & Professional Services: 4.0%
3,775	Iron Mountain, Inc.	137,070
Consumer Services: 8.1%
2,575	Las Vegas Sands Corp.	145,101
1,850	Yum! Brands, Inc.	133,089
		278,190
Energy: 12.3%
1,625	Anadarko Petroleum Corp.	142,106
2,325	ConocoPhillips	139,733
2,001	Phillips 66	140,010
		421,849
Food, Beverage & Tobacco: 3.7%
1,375	Philip Morris International, Inc.	127,476
Health Care Equipment & Services: 4.1%
2,075	Covidien PLC	140,768
Materials: 3.8%
1,325	Airgas, Inc.	131,387
Media: 12.8%
2,500	The Madison Square Garden Co. *	144,000
4,550	News Corp.	138,866
7,000	Starz *	155,050
		437,916
Pharmaceuticals, Biotechnology & Life Sciences: 8.1%
2,150	Life Technologies Corp. *	138,955
1,850	Valeant Pharmaceuticals International, Inc. *	138,787
		277,742
Retailing: 4.0%
2,500	HSN, Inc.	137,150
Software & Services: 8.0%
5,100	Cardtronics, Inc. *	140,046
610	Equinix, Inc. *	131,949
		271,995
Technology Hardware & Equipment: 4.1%
2,175	Motorola Solutions, Inc.	139,265
Telecommunication Services: 4.1%
1,825	American Tower Corp.	140,379
Transportation: 4.2%
1,100	Canadian Pacific Railway Ltd.	143,517

TOTAL COMMON STOCKS
(Cost $2,937,506)		3,293,720
SHORT-TERM INVESTMENT: 4.5%
Money Market Fund: 4.5%
154,893	Invesco Short-Term Prime Portfolio - Institutional Class, 0.090%(a)	154,893
TOTAL SHORT-TERM INVESTMENT
(Cost $154,893)		154,893
TOTAL INVESTMENTS IN SECURITIES: 100.7%
(Cost $3,092,399)		3,448,613
Liabilities in Excess of Other Assets: (0.7)%		(22,883)
TOTAL NET ASSETS: 100.0%		$3,425,730

*	Non-income producing security.
(a)	Seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$2,807,615
Gross unrealized appreciation	649,106
Gross unrealized depreciation	(8,108)
Net unrealized appreciation	$640,998

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Congress All Cap Opportunity Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013.  See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,293,720	$-	$-	$3,293,720
Short-Term Investment	154,893	-	-	154,893
Total Investments in Securities	$3,448,613	$-	$-	$3,448,613

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 96.0%
Banks: 2.4%
11,000	Signature Bank *	$866,360
Capital Goods: 12.2%
23,000	Donaldson Company, Inc.	832,370
31,000	Hexcel Corp. *	899,310
9,500	Hubbell, Inc.	922,545
4,000	W.W. Grainger, Inc.	899,920
9,000	Westinghouse Air Brake Technologies Corp.	918,990
		4,473,135
Commercial & Professional Services: 2.4%
20,000	Cintas Corp.	882,600
Consumer Durables & Apparel: 5.1%
22,500	Jarden Corp. *	964,125
5,500	V.F. Corp.	922,625
		1,886,750
Consumer Services: 2.3%
5,000	Panera Bread Co. *	826,200
Energy: 10.4%
13,000	AO Smith Corp.	956,410
7,250	Core Laboratories N.V.	999,920
14,500	Oceaneering International, Inc.	962,945
11,000	Oil States International, Inc. *	897,270
		3,816,545
Food, Beverage & Tobacco: 2.5%
15,000	The Hain Celestial Group, Inc. *	916,200
Health Care Equipment & Services: 7.5%
10,000	Henry Schein, Inc. *	925,500
9,000	IDEXX Laboratories, Inc. *	831,510
9,000	The Cooper Companies, Inc.	970,920
		2,727,930
Household & Personal Products: 2.7%
15,000	Church & Dwight Co., Inc.	969,450
Materials: 5.0%
15,500	FMC Corp.	883,965
12,000	Sigma-Aldrich Corp.	932,160
		1,816,125
Pharmaceuticals, Biotechnology & Life Sciences: 5.0%
30,000	Mylan, Inc. *	868,200
16,000	United Therapeutics Corp. *	973,920
		1,842,120
Retailing: 11.9%
18,000	Buckle, Inc.	839,700
15,000	Family Dollar Stores, Inc.	885,750
9,000	O'Reilly Automotive, Inc. *	922,950
13,000	PetSmart, Inc.	807,300
15,000	Ross Stores, Inc.	909,300
		4,365,000

Semiconductor & Semiconductor Equipment: 2.4%
40,000	Skyworks Solutions, Inc. *	881,200
Software & Services: 16.9%
11,000	Ansys, Inc. *	895,620
16,000	CACI International, Inc. *	925,920
16,000	Equifax, Inc.	921,440
21,000	Jack Henry & Associates, Inc.	970,410
20,000	MICROS Systems, Inc. *	910,200
13,000	Teradata Corp. *	760,630
40,000	TIBCO Software, Inc. *	808,800
		6,193,020
Technology Hardware & Equipment: 4.6%
14,000	FEI Co.	903,700
23,000	Netgear, Inc. *	770,730
		1,674,430
Transportation: 2.7%
13,000	JB Hunt Transport Services, Inc.	968,240
TOTAL COMMON STOCKS
(Cost $32,030,050)		35,105,305
REAL ESTATE INVESTMENT TRUST: 2.2%
11,500	Camden Property Trust	789,820
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $765,624)		789,820
SHORT-TERM INVESTMENT: 1.8%
Money Market Fund: 1.8%
648,107	Invesco Short-Term Prime Portfolio - Institutional Class, 0.090%(a)	648,107
TOTAL SHORT-TERM INVESTMENT
(Cost $648,107)		648,107
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $33,443,781)		36,543,232
Other Assets in Excess of Liabilities: 0.0%(b)		618
TOTAL NET ASSETS: 100.0%		$36,543,850

*	Non-income producing security.
(a)	Seven-day yield as of March 31, 2013.
(b)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$33,264,104
Gross unrealized appreciation	3,590,397
Gross unrealized depreciation	(311,269)
Net unrealized appreciation	$3,279,128

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Congress Mid Cap Growth Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013.  See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$35,105,305	$-	$-	$35,105,305
Real Estate Investment Trust	789,820			789,820
Short-Term Investment	648,107	-	-	648,107
Total Investments in Securities	$36,543,232	$-	$-	$36,543,232

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Elaine E. Richards
  Elaine E. Richards, President

Date            5/16/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Elaine E. Richards
   Elaine E. Richards, President

Date            5/16/13

By (Signature and Title)*   /s/ Eric C. VanAndel
  Eric C. VanAndel, Treasurer

Date            5/29/13

* Print the name and title of each signing officer under his or her signature.